Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

17.	Income Taxes:

(a)	Current tax (expense) recovery:

December 31,	2025	2024

Current period	$(22)	$-

	$(22)	$-

(b)	Reconciliation of effective tax rate:

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to the net income (losses) before taxes as follows:

December 31,	2025	2024

(Loss) income for the year	$(6,690)	$2,463

Tax rate	23.0%	23.0%

Expected Canadian income tax recovery (expense)	$1,539	$(568)

Decrease resulting from:
Change in unrecognized temporary differences	(4,480)	3,422
Share issuance costs in equity	(683)	-
Difference between Canadian statutory rate and those applicable to U.S. and other foreign subsidiaries	(97)	(63)
Non-deductible expenses and non-taxable income	(95)	(50)
Adjustment for prior years income tax matters	4,751	(2,665)
Expiry of tax losses	(957)	-
Other	-	(76)
	$(22)	$-

(c)	Recognized deferred tax assets and liabilities:

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities recognized at December 31, 2025 and 2024, are as follows:

	Assets		Liabilities		Net
December 31,	2025	2024	2025	2024	2025	2024

Property and equipment	$-	$-	$310	$524	$310	$524
Right of use assets	-	-	39	-	39	-
Intangible assets	-	-	163	89	163	$89
Investments at fair value	-	-	99	-	99	-
Note payable	-	-	2	5	2	5
Tax loss carryforwards	(613)	(618)		-	(613)	(618)

Tax (assets) liabilities	$(613)	$(618)	$613	$618	$-	$-

Set off of tax	613	618	(574)	(618)	39	-
Net tax (assets) liabilities	$-	$-	$39	$-	$39	$-

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 29

(d)	Unrecognized deferred tax assets:

Deferred tax assets have not been recognized in respect of the following items:

December 31,	2025	2024

Deductible temporary differences	$1,923	$21,333
Tax loss carryforwards	189,282	192,030
Property plant and equipment	3,677	-
Lease liability	207	-
Share issuance costs	2,834	-
R&D tax credits	2,139	-

	$200,062	$213,363

The deferred tax asset is recognized when it is probable that future taxable profit will be available to utilize the benefits. The Company has not recognized deferred tax assets with respect to these items due to the uncertainty of future Company earnings.

Loss carry forwards:

At December 31, 2025, approximately $189,282 of loss carry forwards and $2,139 of tax credits were available in various jurisdictions. At December 31, 2024, $194,972 of loss carry forwards and $2,139 of tax credits were available in various jurisdictions. A summary of losses by year of expiry are as follows:

Twelve months ended December 31,

2026	$5,232
2027-2044	163,233
Indefinite	20,817
$189,282

(e)	Movement in deferred tax balances during the year:

	Balance at	Recognized in	Recognized	Balance at
	December 31, 2024	Profit and Loss	in Equity	December 31, 2025

Property and equipment	$(524)	$214	$-	$(310)
Intangible assets	(89)	(74)	-	(163)
Investments at fair value	-	(99)	-	(99)
Right of use assets		(39)	-	(39)
Tax reserves and other	(5)	3	-	(2)
Tax loss carryforwards	618	(5)	-	613

Net tax (assets) liabilities	$-	$-	$-	$-